United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Companies

Investment Company Act file number:                    811-00994

RMB Investors Trust

(Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor,

Chicago, IL 60603

(Address of principle executive offices) (Zip Code)

Walter H. Clark

115 South LaSalle Street, 34th Floor,

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 462-2392

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

RMB Fund

Portfolio Holdings As of March 31, 2018 (Unaudited)

		Number of Shares	Value
	Common Stocks 99.26% (percentage of net assets)
	Consumer Discretionary 10.44%
	Consumer Durables & Apparel 1.09%
	Hasbro, Inc.	10,000	$843,000
	Consumer Services 4.49%
*	ServiceMaster Global Holdings, Inc.	68,000	3,457,800
	Home Improvement Retail 2.43%
	Home Depot, Inc.	10,500	1,871,520
	Internet & Direct Marketing 2.43%
*	Booking Holdings, Inc.	898	1,868,190
	Total Consumer Discretionary (Cost: $5,400,656)		8,040,510

	Consumer Staples 4.43%
	Biotechnology 4.43%
	Amgen, Inc.	20,000	3,409,600
	Total Consumer Staples (Cost: $2,530,016)		3,409,600

	Energy 8.30%
	Integrated Oil & Gas 3.06%
	Chevron Corp.	20,700	2,360,628
	Oil & Gas - Equipment & Services 2.46%
	Schlumberger, Ltd.	29,200	1,891,576
	Oil & Gas - Storage & Transportation 2.78%
	Kinder Morgan, Inc.	142,100	2,140,026
	Total Energy (Cost: $6,997,331)		6,392,230

	Financial Services 10.32%
	Financial Exchanges & Data 2.82%
	MarketAxess Holdings, Inc.	10,000	2,174,400
	Investment Banking & Brokerage 4.39%
	Morgan Stanley	62,700	3,383,292
	Regional Bank 3.11%
*	Signature Bank	16,854	2,392,426
	Total Financial Services (Cost: $5,870,407)		7,950,118

	Health Care 17.74%
	Health Care Equipment 17.74%
	Becton, Dickinson and Co.	15,500	3,358,850
	Cooper Cos., Inc.	11,600	2,654,196
	Danaher Corp.	21,000	2,056,110
*	Edwards Lifesciences Corp.	21,200	2,957,824

RMB FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	STERIS PLC	28,308	$2,642,835
	Total Health Care (Cost: $10,640,443)		13,669,815

	Industrials 7.44%
	Commerical & Professional Services 4.03%
*	IHS Markit, Ltd.	64,425	3,107,862
	Industrial Machinery 3.41%
	Snap-on, Inc.	17,800	2,626,212
	Total Industrials (Cost: $5,069,061)		5,734,074

	Information Technology 35.40%
	Data Processing & Outsourced Services 7.61%
	Visa, Inc.	27,600	3,301,512
	Alliance Data Systems Corp.	12,014	2,557,300
			5,858,812
	Internet Software & Services 13.54%
*	Alphabet, Inc., Class A	3,925	4,070,775
	Cognizant Technology Solutions Corp., Class A	42,350	3,409,175
	SS&C Technologies Holdings, Inc.	55,000	2,950,200
			10,430,150
	IT Consulting & Other Services 2.49%
	Accenture PLC	12,500	1,918,750
	Semiconductors 3.25%
	Microchip Technology, Inc.	27,420	2,505,091
	Systems Software 4.58%
	Microsoft Corp.	38,700	3,532,149
	Technology Hardware, Storage & Peripherals 3.93%
	Apple, Inc.	18,030	3,025,073
	Total Information Technology (Cost: $15,269,950)		27,270,025

	Real Estate 5.19%
	Real Estate Investment Trust 5.19%
	American Tower Corp.	27,500	3,996,850
	Total Real Estate (Cost: $2,917,870)		3,996,850

	Total Common Stocks (Cost: $54,695,734)		76,463,222

	Short-Term Instruments 1.07% (percentage of net assets)
	Money Market Fund 1.07%
	Fidelity Treasury Portfolio, Class I, 1.49%	819,470	819,470
	Total Money Market Fund (Cost: $819,470)		819,470

	Total Short-Term Instruments (Cost: $819,470)		819,470

RMB FUND	See Notes to Portfolio Holdings

Value
Total Investments 100.33% (Cost: $55,515,204)	$77,282,692

Liabilities, less cash and other assets (0.33)%	(251,347)

Net Assets 100.00%	$77,031,345

Federal Income Tax Basis of Investments

The tax cost of the Fund at March 31, 2018, based on securities owned was $55,515,204.

The unrealized gross appreciation/(depreciation) for all securities in the Fund at March 31, 2018 was $22,952,036 and $(1,184,548), respectively, and net unrealized appreciation was $21,767,488.

* Indicates securities that do not produce income.

RMB FUND	See Notes to Portfolio Holdings

RMB Mendon Financial Services Fund

Portfolio Holdings As of March 31, 2018 (Unaudited)

		Number of Shares	Value
	Common Stocks 96.96% (percentage of net assets)
	Banks 81.99%
	Banks - Regional 81.99%
	Ameris Bancorp	151,217	$7,999,379
*	Atlantic Capital Bancshares, Inc.	850,023	15,385,416
	Banc of California, Inc.	253,210	4,886,953
	BankUnited, Inc.	150,599	6,020,948
*	Bay Bancorp, Inc.	481,470	6,475,772
	Berkshire Hills Bancorp, Inc.	75,000	2,846,250
*	Byline Bancorp, Inc.	436,101	9,999,796
	Carolina Financial Corp.	228,273	8,966,563
	CenterState Bank Corp.	452,758	12,011,670
	Civista Bancshares, Inc.	102,415	2,341,207
	CoBiz Financial, Inc.	125,782	2,465,327
	ConnectOne Bancorp, Inc.	253,091	7,289,021
*	Equity Bancshares, Inc., Class A	527,587	20,660,307
	Evans Bancorp, Inc.	90,644	4,101,641
*	FB Financial Corp.	1,066,531	43,290,493
	Fidelity Southern Corp.	888,277	20,492,550
	First Bancorp	928,750	33,109,937
	First Bancshares, Inc.	453,544	14,626,794
	First Community Corp.	237,065	5,428,789
*	First Foundation, Inc.	707,599	13,118,885
*	Green Bancorp, Inc.	200,000	4,450,000
	Guaranty Bancorp	157,474	4,464,388
	Home BancShares, Inc.	330,860	7,546,917
*	Howard Bancorp, Inc.	260,460	5,157,108
	Independent Bank Group, Inc. [a]	388,174	27,443,902
	Lakeland Bancorp, Inc.	500,000	9,925,000
	Live Oak Bancshares, Inc.	845,099	23,493,752
	MidSouth Bancorp, Inc.	627,045	7,932,119
	Old Line Bancshares, Inc.	321,750	10,617,750
	Opus Bank	561,850	15,731,800
*	Pacific Premier Bancorp, Inc.	300,000	12,060,000
	PacWest Bancorp	133,330	6,603,835
	Peapack Gladstone Financial Corp.	229,770	7,672,020
	Pinnacle Financial Partners, Inc.	263,784	16,934,933
*	Seacoast Banking Corp. of Florida	482,626	12,775,110
*	Select Bancorp, Inc.	48,080	642,349
	South State Corp.	276,763	23,607,884
*	Southern First Bancshares, Inc.	287,242	12,782,269
	Southern National Bancorp of Virginia, Inc.	287,790	4,558,594

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	TowneBank	126,000	$3,603,600
*	Triumph Bancorp, Inc.	752,026	30,983,471
	Valley National Bancorp	901,915	11,237,861
*	Veritex Holdings, Inc.	429,380	11,880,945
			513,623,305
	Total Banks (Cost: $383,135,670)		513,623,305

	Diversified Financials 4.87%
	Asset Management & Custody Banks 3.62%
	Ares Management LP	817,363	17,491,568
	Manning & Napier, Inc.	445,600	1,559,600
	Silvercrest Asset Management Group, Inc.	236,269	3,591,289
			22,642,457
	Investment Banking & Brokerage 0.99%
*	Cowen Group, Inc.	470,748	6,213,874
	Other Diversified Financial Services 0.26%
*	Performant Financial Corp.	549,426	1,648,278
	Total Diversified Financials (Cost: $31,564,835)		30,504,609

	Thrifts & Mortgage Finance 10.10%
	Thrifts & Mortgage Finance 10.10%
*	Atlantic Coast Financial Corp.	538,908	5,550,752
	OceanFirst Financial Corp.	1,088,613	29,120,398
*	PCSB Financial Corp.	291,630	6,118,397
	United Financial Bancorp, Inc.	798,160	12,930,192
	Western New England Bancorp, Inc.	899,523	9,579,920
			63,299,659
	Total Thrifts & Mortgage Finance (Cost: $52,293,101)		63,299,659
	Total Common Stocks (Cost: $466,993,606)		607,427,573

	Warrants 0.70% (percentage of net assets)
	Banks 0.70%
	Banks - Regional 0.70%
*	M&T Bank Corp., Expires 12/23/18	40,000	4,363,200
	Total Banks (Cost: $1,281,600)		4,363,200
	Total Warrants (Cost: $1,281,600)		4,363,200

	Short-Term Instruments 2.11% (percentage of net assets)
	Money Market Fund 2.11%
	Fidelity Treasury Portfolio, Class I, 1.49%	13,230,704	13,230,704
	Total Money Market Fund (Cost: $13,230,704)		13,230,704
	Total Short-Term Instruments (Cost: $13,230,704)		13,230,704

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Value
Total Investments 99.77% (Cost: $481,505,910)	$625,021,477

Call option written 0.00% (Premiums received: $88,281)[b]	(15,000)

Cash and other assets, less liabilities 0.23%	1,449,578

Net Assets 100.00%	$626,456,055

	Number of Contracts
Call Option Written 0.00% [b] (percentage of net assets)
Banks 0.00% [b]
Banks - Regional 0.00% [b]
Independent Bank Group, Inc.
@ 75, Notional Amount: $(3,000,000), due Apr 18	(400)	(15,000)
Total Banks (Premiums received: $88,281)		(15,000)
Total Call Option Written (Premiums received: $88,281)		(15,000)

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2018, based on securities owned was $482,261,666.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2018 was $147,985,778 and $(5,240,967), respectively, and net unrealized appreciation was $142,744,811.

* Indicates securities that do not produce income.

a Securities or partial securities on which call/put options were written.

b Rounds to less than 0.005%

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

RMB Mendon Financial Long/Short

Portfolio Holdings As of March 31, 2018 (Unaudited)

		Number of Shares	Value
	Common Stocks 95.53% (percentage of net assets)
	Banks 84.47%
	Banks - Regional 81.75%
	Ameris Bancorp	100,000	$5,290,000
*	Atlantic Capital Bancshares, Inc.[a]	590,720	10,692,032
	Banc of California, Inc.	110,506	2,132,766
	BancorpSouth, Inc.	50,395	1,602,561
	BankUnited, Inc.	150,309	6,009,354
	Centerstate Banks, Inc.	244,046	6,474,540
*	FB Financial Corp.	216,339	8,781,200
*	First Foundation, Inc.[a]	616,148	11,423,384
	First Interstate BancSystem, Inc.	100,000	3,955,000
	Guaranty Bancorp	178,730	5,066,996
	Home BancShares, Inc.	209,251	4,773,015
	IBERIABANK Corp.	50,000	3,900,000
	Independent Bank Group, Inc.[c]	138,759	9,810,261
	Investors Bancorp, Inc.	47,880	653,083
	LegacyTexas Financial Group, Inc.	27,837	1,191,980
	Live Oak Bancshares, Inc.	396,590	11,025,202
	Opus Bank[a]	511,115	14,311,220
	PacWest Bancorp	66,670	3,302,165
	Pinnacle Financial Partners, Inc.[a]	188,610	12,108,762
*	Seacoast Banking Corp. of Florida	187,846	4,972,284
*	Signature Bank	16,234	2,304,416
	South State Corp.	179,568	15,317,151
	Synovus Financial Corp.[a]	100,000	4,994,000
*	Triumph Bancorp, Inc.[a]	515,813	21,251,496
	United Community Banks, Inc.	101,946	3,226,591
	Valley National Bancorp	500,003	6,230,037
			180,799,496
	Diversified Banks 2.72%
	Bank of America Corp.[a]	200,600	6,015,994
	Total Banks (Cost: $136,423,011)		186,815,490

	Diversified Financials 8.64%
	Asset Management & Custody Banks 6.06%
	Ares Management LP	300,532	6,431,385
	Manning & Napier, Inc.	457,897	1,602,639
	Silvercrest Asset Management Group, Inc.	353,539	5,373,793
			13,407,817
	Investment Banking & Brokerage 2.58%
*	Cowen Group, Inc.	222,463	2,936,512

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
*	E*TRADE Financial Corp.	50,000	$2,770,500
			5,707,012
	Total Diversified Financials (Cost: $18,469,250)		19,114,829

	Thrifts & Mortgage Finance 2.42%
	Thrifts & Mortgage Finance 2.42%
	United Financial Bancorp, Inc.[a]	329,723	5,341,512
	Total Thrifts & Mortgage Finance (Cost: $4,425,478)		5,341,512
	Total Common Stocks (Cost: $159,317,739)		211,271,831

	Number of Contracts
Put Option Long 0.46% (percentage of net assets)
Banks 0.15%
Banks - Regional 0.08%
BB&T Corp.
@ 50, Notional Amount: $2,900,000, due Apr 18	580	33,350
@ 45, Notional Amount: $2,610,000, due May 18	580	17,110
Comerica, Inc.
@ 90, Notional Amount: $2,610,000, due Apr 18	290	29,580
Fifth Third Bancorp
@ 30, Notional Amount: $1,740,000, due Apr 18	580	16,240
@ 31, Notional Amount: $1,798,000, due Apr 18	580	29,000
SunTrust Banks, Inc.
@ 60, Notional Amount: $5,220,000, due Apr 18	870	20,010
Zions Bancorporation
@ 48, Notional Amount: $2,784,000, due Apr 18	580	13,920
@ 49, Notional Amount: $2,842,000, due Apr 18	580	20,880
		180,090
Diversified Banks 0.07%
Citigroup, Inc.
@ 66.5, Notional Amount: $5,785,500, due Apr 18	870	28,275
@ 67, Notional Amount: $3,886,000, due Apr 18	580	24,360
JPMorgan Chase & Co.
@ 106, Notional Amount: $6,148,000, due Apr 18	580	32,480
US Bancorp
@ 47.5, Notional Amount: $4,132,500, due Apr 18	870	6,525
@ 49, Notional Amount: $4,263,000, due Apr 18	870	17,835
Wells Fargo & Co.
@ 50, Notional Amount: $4,350,000, due Apr 18	870	13,485
@ 51, Notional Amount: $4,437,000, due Apr 18	870	26,100
		149,060
Total Banks (Cost: $503,332)		329,150

Diversified Financials 0.08%
Asset Management & Custody Banks 0.01%
Bank of New York Mellon Corp.
@ 48.5, Notional Amount: $4,219,500, due Apr 18	870	10,440

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
@ 49.5, Notional Amount: $1,435,500, due Apr 18	290	$12,615
		23,055
Consumer Finance 0.03%
American Express Co.
@ 89, Notional Amount: $3,871,500, due Apr 18	435	10,657
Capital One Financial Corp.
@ 92, Notional Amount: $2,668,000, due Apr 18	290	11,745
Synchrony Financial
@ 32.5, Notional Amount: $1,885,000, due Apr 18	580	26,100
@ 33, Notional Amount: $1,914,000, due Apr 18	580	20,300
		68,802
Investment Banking & Brokerage 0.04%
Charles Schwab Corp.
@ 48, Notional Amount: $2,784,000, due Apr 18	580	17,400
@ 49, Notional Amount: $2,842,000, due Apr 18	580	11,600
Morgan Stanley
@ 50, Notional Amount: $2,900,000, due Apr 18	580	5,220
@ 50.5, Notional Amount: $2,929,000, due Apr 18	580	16,240
@ 51, Notional Amount: $2,958,000, due Apr 18	580	7,250
TD Ameritrade Holding Corp.
@ 54, Notional Amount: $3,132,000, due Apr 18	580	—
@ 55, Notional Amount: $4,785,000, due Apr 18	870	8,700
@ 56, Notional Amount: $3,248,000, due Apr 18	580	23,200
		89,610
Total Diversified Financials (Cost: $486,316)		181,467

Exchange Traded Funds 0.20%
Exchange Traded Funds 0.20%
Financial Select Sector SPDR Fund
@ 25.5, Notional Amount: $3,327,750, due Apr 18	1,305	10,440
@ 26, Notional Amount: $3,393,000, due Apr 18	1,305	16,965
@ 26.5, Notional Amount: $2,305,500, due Apr 18	870	25,230
@ 26.5, Notional Amount: $2,305,500, due Apr 18	870	8,700
@ 27, Notional Amount: $3,523,500, due Apr 18	1,305	24,142
iShares iBoxx $ High Yield Corporate Bond ETF
@ 84, Notional Amount: $2,436,000, due Apr 18	290	3,770
@ 85, Notional Amount: $2,465,000, due Apr 18	290	5,945
iShares MSCI Emerging Markets ETF
@ 44, Notional Amount: $5,742,000, due Apr 18	1,305	16,313
@ 47, Notional Amount: $4,089,000, due Apr 18	870	20,880
iShares Russell 2000 ETF
@ 135, Notional Amount: $7,830,000, due Apr 18	580	8,990
@ 140, Notional Amount: $4,060,000, due Apr 18	290	7,830
@ 144.5, Notional Amount: $8,381,000, due Apr 18	580	14,500
@ 148, Notional Amount: $8,584,000, due Apr 18	580	34,510
SPDR S&P 500 ETF Trust
@ 240, Notional Amount: $10,440,000, due Apr 18	435	12,615
@ 245, Notional Amount: $7,105,000, due Apr 18	290	14,065
@ 250, Notional Amount: $7,250,000, due Apr 18	290	37,410
@ 250, Notional Amount: $14,500,000, due Apr 18	580	16,530
SPDR S&P Bank ETF

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
@ 45, Notional Amount: $2,610,000, due Apr 18	580	$18,850
@ 47, Notional Amount: $1,363,000, due Apr 18	290	21,750
SPDR S&P Regional Banking ETF
@ 55, Notional Amount: $3,190,000, due Apr 18	580	8,990
@ 56, Notional Amount: $3,248,000, due Apr 18	580	12,760
@ 56.5, Notional Amount: $3,277,000, due Apr 18	580	6,960
@ 57, Notional Amount: $4,959,000, due Apr 18	870	27,840
@ 57, Notional Amount: $4,959,000, due Apr 18	870	10,875
@ 57.5, Notional Amount: $3,335,000, due Apr 18	580	32,190
@ 58, Notional Amount: $3,364,000, due Apr 18	580	12,470
		431,520
Total Exchange Traded Funds (Cost: $782,784)		431,520

Information Technology 0.01%
Data Processing & Outsourcing 0.01%
Mastercard, Inc.
@ 155, Notional Amount: $6,742,500, due Apr 18	435	12,398
Visa, Inc.
@ 110, Notional Amount: $3,190,000, due Apr 18	290	9,860
		22,258
Total Information Technology (Cost: $55,641)		22,258

Insurance 0.02%
Life & Health Insurance 0.01%
Aflac, Inc.
@ 43, Notional Amount: $1,247,000, due Apr 18	290	11,455
@ 43.5, Notional Amount: $1,261,500, due Apr 18	290	10,150
		21,605
Multi-line Insurance 0.01%
Hartford Financial Services Group, Inc.
@ 50.5, Notional Amount: $4,393,500, due Apr 18	870	26,100
		26,100
Total Insurance (Cost: $69,075)		47,705
Total Put Option Long (Cost: $1,897,148)		1,012,100

	Number of Shares
Short-Term Instruments 4.34% (percentage of net assets)
Money Market Fund 4.34%
Fidelity Treasury Portfolio, Class I	9,596,486	9,596,486
Total Money Market Fund (Cost: $9,596,486)		9,596,486
Total Short-Term Instruments (Cost: $9,596,486)		9,596,486
Total Investments 100.33% (Cost: $170,811,373)		$221,880,417
Short Sales (17.96)% (Proceeds: $30,092,760)		(39,717,789)
Call option written 0.00% (Premiums received: $41,934) [b]		(7,125)

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Put option written 0.00% (Premiums received: $80,122)		$—
	Cash and other assets, less liabilities 17.63%		38,992,429
	Net Assets 100.00%		$221,147,932

	Short Sales (17.96)% (percentage of net assets)
	Banks (11.50)%
	Banks - Regional (11.50)%
	BOK Financial Corp.	(24,350)	$(2,410,407)
	City Holding Co.	(25,000)	(1,714,000)
	Commerce Bancshares, Inc.	(99,225)	(5,944,570)
	Cullen/Frost Bankers, Inc.[c]	(60,000)	(6,364,200)
	First Commonwealth Financial Corp.	(178,314)	(2,519,577)
	Great Western Bancorp, Inc.	(78,300)	(3,153,141)
	Heartland Financial USA, Inc.	(20,752)	(1,100,894)
	Umpqua Holdings Corp.	(89,491)	(1,916,002)
	WesBanco, Inc.	(7,476)	(316,235)
			(25,439,026)
	Total Banks (Proceeds: $19,390,909)		(25,439,026)

	Diversified Financials (2.71)%
	Asset Management & Custody Banks (2.15)%
	BlackRock, Inc.	(8,120)	(4,398,766)
	Newtek Business Services Corp.	(19,380)	(350,197)
			(4,748,963)
	Consumer Finance (0.56)%
*	Credit Acceptance Corp.	(3,745)	(1,237,385)
	Total Diversified Financials (Proceeds: $3,999,309)		(5,986,348)

	Insurance (1.63)%
	Property & Casualty Insurance (1.63)%
	First American Financial Corp.	(31,168)	(1,828,938)
	Progressive Corp.	(29,246)	(1,781,959)
			(3,610,897)
	Total Insurance (Proceeds: $3,452,867)		(3,610,897)

	Thrifts & Mortgage Finance (2.12)%
	Thrifts & Mortgage Finance (2.12)%
	Washington Federal, Inc.	(135,304)	(4,681,518)
	Total Thrifts & Mortgage Finance (Proceeds: $3,249,675)		(4,681,518)
	Total Short Sales (Proceeds: $30,092,760)		(39,717,789)

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Call Option Written 0.00%[b] (percentage of net assets)
BANKS 0.00% [b]
Banks - Regional 0.00% [b]
Independent Bank Group, Inc.
@ 75, Notional Amount: $(1,425,000), due Apr 18	(190)	$(7,125)
Total Banks (Premiums received: $41,934)		(7,125)
Total Call Option Written (Premiums received: $41,934)		(7,125)

Put Option Written 0.0% (percentage of net assets)
BANKS 0.00%
Banks - Regional 0.00%
Cullen/Frost Bankers, Inc.
@ 85, Notional Amount: $(2,550,000), due Apr 18	(300)	—
Total Banks (Premiums received: $80,122)		—
Total Put Option Written (Premiums received: $80,122)		—

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2018, based on securities owned was $141,490,276.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2018 was $55,097,879 and $(14,432,652), respectively, and net unrealized appreciation was $40,665,227.

* Indicates securities that do not produce income.

a Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $54,488,996. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.

b Rounds to less than 0.005%.

c Securities or partial securities on which call/put options were written.

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – March 31, 2018 (Unaudited)

Organization

RMB Investors Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of six series. This report covers the following three series: RMB Fund, RMB Mendon Financial Services Fund, and RMB Mendon Financial Long/Short Fund (each a “Fund” and collectively, the “Funds”). Each Fund shares the adviser’s fundamental philosophy of prudent investment and risk management. RMB Capital Management, LLC (“RMB” or the “Adviser”) serves as the investment adviser to the Funds. Mendon Capital Advisors Corp. (the “Sub-Adviser”) serves as sub-adviser to the RMB Mendon Financial Services Fund and RMB Mendon Long/Short Fund.

The RMB Fund seeks capital appreciation, mainly long term; Income is generally of less importance, meaning that it is a secondary goal. The RMB Mendon Financial Services Fund and RMB Mendon Financial Long/Short Fund seek capital appreciation.

1. Valuing Securities Accounting Policies

General:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

Fair Value Pricing

Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Stocks

Equity Securities, Warrants, Exchange Trading Funds (“ETFs”), and American Depository Receipts (“ADRs”) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or “NOCP.” The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Bonds

Long-Term Debt Securities. Debt securities including bonds, notes, debentures, certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with remaining maturities of more than sixty (60) calendar days for which reliable market quotations are readily available, shall be valued at the closing price. In the absence of closing prices, such securities will be valued at the mean between the closing bid and closing asked prices.

Notes to Portfolio Holdings – March 31, 2018 (Unaudited)

Short-Term Debt Securities. Debt securities with a remaining maturity of sixty (60) days or less are generally valued at amortized cost, subject to Board oversight.

Futures and Option contracts

Options Listed on a National Securities Exchange. Exchange traded options shall be valued at the composite mean between the closing bid and closing asked price, as provided by ICE.

• Any options expiring within 30 days that are “out of the money” and for which there is no bid or asked price on the primary exchange, shall be valued at zero ($0.00). For the avoidance of doubt, the absence of a bid or asked price in such circumstance shall not result in treating the price as stale.

Exchange Traded Futures Contracts and Options on Futures Contracts. The market value of these instruments shall be the final settlement price or official closing price on the principal exchange on which the instrument is traded. If there is no such price, the value shall be the mean between the closing bid and the closing asked prices on the principal exchange.

Short sales

The Funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of the Fund’s net assets, which is measured daily by the Adviser. During the period ended March 31, 2018, the RMB Mendon Financial Long/Short Fund sold securities short in order to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Sub-Adviser’s research. When a Fund enters into a short sale, the Fund records a liability for the securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The Fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the Fund replaces a borrowed security, it will maintain in a segregated account at all times, cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral, will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the Funds’ prime broker. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The Funds account for purchases and sales of portfolio securities as of each security’s trade date. The Funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the Funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The Funds record interest income on an accrual basis. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds, understanding of the applicable country’s tax rules and rates.

Notes to Portfolio Holdings – March 31, 2018 (Unaudited)

2. Securities Lending

The Funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The Fund will bear the risk of loss with respect to the investment of cash collateral. As of March 31, 2018 no securities were out on loan.

3. Transactions with Affiliated Securities

During the period ended March 31, 2018, the Funds did not hold any affiliated securities.

 4. Restricted Securities

The Funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At March 31, 2018, the Funds held no restricted securities.

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment,, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

Notes to Portfolio Holdings – March 31, 2018 (Unaudited)

The following is a summary of the tiered valuation input levels, as of March 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2018	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stock:
Consumer Discretionary	$8,040,510	$—	$—	$8,040,510
Consumer Staples	3,409,600	—	—	3,409,600
Energy	6,392,230	—	—	6,392,230
Financial Services	7,950,118	—	—	7,950,118
Health Care	13,669,815	—	—	13,669,815
Industrials	5,734,074	—	—	5,734,074
Information Technology	27,270,025	—	—	27,270,025
Real Estate	3,996,850	—	—	3,996,850
Short-Term Instruments:	—	819,470	—	819,470
Total	$76,463,222	$819,470	$—	$77,282,692

RMB Mendon Financial Services Fund
Assets
Common Stock:
Banks	$513,623,305	$—	$—	$513,623,305
Diversified Financials	30,504,609	—	—	30,504,609
Thrifts & Mortgage Finance	63,299,659	—	—	63,299,659
Warrants:
Banks	4,363,200	—	—	4,363,200
Short-Term Instruments:	—	13,230,704	—	13,230,704
Total	$611,790,773	$13,230,704	$—	$625,021,477
Liabilities
Written Options	(15,000)	—	—	(15,000)
Total	$(15,000)	$—	$—	$(15,000)

RMB Mendon Financial Long/Short Fund
Assets
Common Stock:
Banks	$186,815,490	$—	$—	$186,815,490
Diversified Financials	19,114,829	—	—	19,114,829
Thrifts & Mortgage Finance	5,341,512	—	—	5,341,512
Options - Long	1,012,100	—	—	1,012,100
Short-Term Instruments	—	9,596,486	—	9,596,486
Total	$212,283,931	$9,596,486	$—	$221,880,417
Liabilities
Short Sales	(39,717,789)	—	—	(39,717,789)
Written Options	(7,125)	—	—	(7,125)
Total	$(39,724,914)	$—	$—	$(39,724,914)

During the period ended March 31, 2018, there were no transfers between any levels.

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement. It is the Funds policy to recognize transfers into and out of all levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (signature and title)*	/s/ Walter H. Clark
Walter H. Clark
President (Principal Executive Officer)
Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Walter H. Clark
Walter H. Clark
President (Principal Executive Officer)
Date May 29, 2018

By (signature and title)*	/s/ Maher Harb
Maher Harb,
Chief Financial Officer (Principal Financial Officer)
Date May 29, 2018